Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
CHILE
Revenue	[2]	1,289,513,013		1,226,668,091	1,176,972,109
Argentina, Pesos
Revenue	[3]	421,607,095		413,466,737	329,585,488
URUGUAY
Revenue		17,708,773		16,402,136	15,204,331
PARAGUAY
Revenue		43,565,171		41,823,830	37,135,780
BOLIVIA
Revenue	[4]	10,888,285		0	0
Foreign countries [member]
Revenue		$ 493,769,324		$ 471,692,703	$ 381,925,599

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
[3]	Includes net sales made by the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
[4]	See Note 15 – Business combinations, letter a).